Deferred Revenue Additional (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($) oz	Dec. 31, 2022 USD ($) oz $ / Ounce	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Advances received		$ 3,207	$ 100,000
Deferred revenue		86,055	94,222	$ 0
Transaction fees		0	1,219
Amortization of deferred revenue		14,781	7,279
Current portion of deferred revenue		16,580	10,511
Non-current deferred revenue		69,476	83,711
Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization of deferred revenue		$ 14,781	$ 7,279
Royal Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity of gold required to be received (in ounce) | oz	49,000
Royal Gold | Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of prevailing spot gold price	20.00%
Royal Gold | Gold | Performance obligations satisfied over time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of prevailing spot gold price	40.00%
Royal Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of gold to be produced	25.00%
Royal Gold | Performance obligations satisfied over time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of gold to be produced	10.00%
Royal Gold | Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Advances received	$ 100,000
Quantity delivered (in ounce) | oz		10,082	5,173
Average cash consideration (in usd per ounce) | $ / Ounce		359
Amortization of deferred revenue		$ 14,800
Royal Gold | Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity of gold required to be delivered (in ounce) | oz	93,000